NATURE OF OPERATIONS, ORGANIZATION, AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	Aug. 02, 2024	Mar. 08, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Retained Earnings (Accumulated Deficit)			$ (48,676,573)	$ (44,604,479)	$ (36,667,468)
Cash and cash equivalents			801,311	2,821,570	11,413,759
Accumulated deficit			$ 48,676,573	$ 44,604,479	$ 36,667,468
Total assets, percent				34.00%
Common stock par value			$ 0.007	$ 0.007	$ 0.007
Exercise price			$ 3.53
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		1,600,000
Warrants to purchase common stock		1,600,000
Exercise price		$ 1.64
Subsequent Event [Member] | Warrants And SecuritiesPurchase Agreement [Member] | Institutional Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash	$ 1,700,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		1,600,000
Common stock par value		$ 0.007
Warrants to purchase common stock		1,600,000
Exercise price		$ 1.64
Proceeds from direct offerings		$ 2,050,000.00
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Institutional Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from direct offerings	$ 450,000